INVESTMENT AND OTHER INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Investment And Other Loss Income [Abstract]
Disclosure of finance income (cost) [Table Text Block]

	Year Ended December 31,
	2022	2021
(Loss) gain from investment in silver futures derivatives	($376)	$532
Loss from investment in marketable securities (Note 14(a))	(3,865)	(2,054)
Loss on write-down of plant and equipment(1)(2)	—	(2,501)
Interest income and other	2,353	1,075
	($1,888)	($2,948)
(1) In March 2021, the Company entered into an agreement with Condor Gold PLC ("Condor") to sell its AG Mill equipment for gross proceeds of $6.5 million, including $3.5 million in cash and $3.0 million in common shares of Condor. During the year ended December 31, 2021, the Company recognized a loss of $2.1 million, being the difference between the proceeds of disposal and the carrying amount of the project's net assets, as loss on write-down of assets held-for-sale.
(2) In May 2021, the Company entered into an agreement with Capstone Mining Corp. to sell certain mill equipment for gross proceeds of $6.4 million in cash. No gain or loss was recognized as part of this transaction as the equipment was sold at net book value.